Long-term investments	12 Months Ended
Sep. 30, 2021
Long-term investments

9. Long-term investments

On August 31, 2021, the Company made a $1,586,600 (C$2,000,000) investment for a 12.5% equity interest in Prospector Royalty Corp. (“PRC”). PRC is a private company that provides the Company preferred access to a proprietary, extensive and digitized royalty database. In conjunction with the investment, the Company has entered into a royalty referral arrangement with PRC, which will provide the Company with the opportunity to acquire certain royalties identified by PRC.